ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of OCI (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Unrealized gain (loss) on cash flow hedges
Gross Amount	$ (9)		$ 21		$ 60	$ (22)
Income Taxes	1		(11)		(3)	5
Net Amount	(8)		10		57	(17)
Changes in retirement plans’ funded status
Gross Amount	(13)		(13)		(42)	(22)
Income Taxes	6		5		15	8
Net Amount	(7)		(8)		(27)	(14)
Foreign currency translation
Gross Amount	(49)		(8)		(476)	77
Income Taxes	0		0		0	0
Net Amount	(49)		(8)		(476)	77
Share of other comprehensive (loss) of entities using the equity method
Gross Amount	5		1		(14)	(2)
Income Taxes	0		0		0	0
Net Amount	5		1		(14)	(2)
Other comprehensive income (loss)
Gross Amount	(66)		1		(472)	31
Income Taxes	7		(6)		12	13
Other comprehensive income (loss), net of tax	$ (59)	$ (401)	$ (5)	$ 49	$ (460)	$ 44